Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Entity Registrant Name	Intercont (Cayman) Limited
Entity Central Index Key	0002018529
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-42571
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	39 Ocean Drive
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	098187
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0625 per share
Trading Symbol	NCT
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	57,510
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	206,598
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	39 Ocean Drive
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	098187
City Area Code	+65
Local Phone Number	88182399
Contact Personnel Name	Muchun Zhu
Contact Personnel Email Address	investorrelations@intercontcayman.com